Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class A
Trading Symbol	CFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.27%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Global Equity Fund returned 36.56%. The Fund compares its performance to the MSCI World Index-NR, which returned 33.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the U.S. where selection was notably strong in the information technology and utilities sectors
↑	Overweighting Super Micro Computer (not held at period-end), Vistra and AppLovin, all with triple digit returns were the leading contributors at the security level
↑	Allocation decisions also contributed to relative return, absent cash drag

Top detractors from performance:
↓	Stock selection in Japan, especially in the health care sector, was a major detractor from relative return
↓	Stock selection in continental Europe also detracted
↓	Underweighting in Broadcom and NVIDIA, both with triple digit returns in the benchmark, negatively impacted relative return at the security level

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	36.56	13.22	10.31
Class A (with sales charge)	29.02	11.89	9.66
MSCI AC World Net Dividends Index	32.79	11.08	9.06
MSCI World Index-NR	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 387,013,882
Holdings Count | $ / shares	164	[1]
Advisory Fees Paid, Amount	$ 2,227,485
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$387,013,882
Total Number of Portfolio Holdings*	164
Total Management Fee Paid	$2,227,485
Portfolio Turnover Rate	29%
[1]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class C
Trading Symbol	SILLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.01%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Global Equity Fund returned 35.61%. The Fund compares its performance to the MSCI World Index-NR, which returned 33.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the U.S. where selection was notably strong in the information technology and utilities sectors
↑	Overweighting Super Micro Computer (not held at period-end), Vistra and AppLovin, all with triple digit returns were the leading contributors at the security level
↑	Allocation decisions also contributed to relative return, absent cash drag

Top detractors from performance:
↓	Stock selection in Japan, especially in the health care sector, was a major detractor from relative return
↓	Stock selection in continental Europe also detracted
↓	Underweighting in Broadcom and NVIDIA, both with triple digit returns in the benchmark, negatively impacted relative return at the security level

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	35.61	12.39	9.49
Class C (with sales charge)	34.61	12.39	9.49
MSCI AC World Net Dividends Index	32.79	11.08	9.06
MSCI World Index-NR	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 387,013,882
Holdings Count | $ / shares	164	[2]
Advisory Fees Paid, Amount	$ 2,227,485
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$387,013,882
Total Number of Portfolio Holdings*	164
Total Management Fee Paid	$2,227,485
Portfolio Turnover Rate	29%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class I
Trading Symbol	SMYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$113	0.95%
[3]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of Franklin Global Equity Fund returned 36.99%. The Fund compares its performance to the MSCI World Index-NR, which returned 33.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the U.S. where selection was notably strong in the information technology and utilities sectors
↑	Overweighting Super Micro Computer (not held at period-end), Vistra and AppLovin, all with triple digit returns were the leading contributors at the security level
↑	Allocation decisions also contributed to relative return, absent cash drag

Top detractors from performance:
↓	Stock selection in Japan, especially in the health care sector, was a major detractor from relative return
↓	Stock selection in continental Europe also detracted
↓	Underweighting in Broadcom and NVIDIA, both with triple digit returns in the benchmark, negatively impacted relative return at the security level

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	36.99	13.61	10.70
MSCI AC World Net Dividends Index	32.79	11.08	9.06
MSCI World Index-NR	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 387,013,882
Holdings Count | $ / shares	164	[4]
Advisory Fees Paid, Amount	$ 2,227,485
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$387,013,882
Total Number of Portfolio Holdings*	164
Total Management Fee Paid	$2,227,485
Portfolio Turnover Rate	29%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class IS
Trading Symbol	SMYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$102	0.86%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of Franklin Global Equity Fund returned 37.12%. The Fund compares its performance to the MSCI World Index-NR, which returned 33.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the U.S. where selection was notably strong in the information technology and utilities sectors
↑	Overweighting Super Micro Computer (not held at period-end), Vistra and AppLovin, all with triple digit returns were the leading contributors at the security level
↑	Allocation decisions also contributed to relative return, absent cash drag

Top detractors from performance:
↓	Stock selection in Japan, especially in the health care sector, was a major detractor from relative return
↓	Stock selection in continental Europe also detracted
↓	Underweighting in Broadcom and NVIDIA, both with triple digit returns in the benchmark, negatively impacted relative return at the security level

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (8/9/2019)
Class IS	37.12	13.68	14.44
MSCI AC World Net Dividends Index	32.79	11.08	11.64
MSCI World Index-NR	33.68	12.03	12.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 387,013,882
Holdings Count | $ / shares	164	[5]
Advisory Fees Paid, Amount	$ 2,227,485
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$387,013,882
Total Number of Portfolio Holdings*	164
Total Management Fee Paid	$2,227,485
Portfolio Turnover Rate	29%
[5]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Equity Fund
Class Name	Class 1
Trading Symbol	LMPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Global Equity Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$123	1.04%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class 1 shares of Franklin Global Equity Fund returned 36.94%. The Fund compares its performance to the MSCI World Index-NR, which returned 33.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the U.S. where selection was notably strong in the information technology and utilities sectors
↑	Overweighting Super Micro Computer (not held at period-end), Vistra and AppLovin, all with triple digit returns were the leading contributors at the security level
↑	Allocation decisions also contributed to relative return, absent cash drag

Top detractors from performance:
↓	Stock selection in Japan, especially in the health care sector, was a major detractor from relative return
↓	Stock selection in continental Europe also detracted
↓	Underweighting in Broadcom and NVIDIA, both with triple digit returns in the benchmark, negatively impacted relative return at the security level

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class 1	36.94	13.45	10.46
MSCI AC World Net Dividends Index	32.79	11.08	9.06
MSCI World Index-NR	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 387,013,882
Holdings Count | $ / shares	164	[6]
Advisory Fees Paid, Amount	$ 2,227,485
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$387,013,882
Total Number of Portfolio Holdings*	164
Total Management Fee Paid	$2,227,485
Portfolio Turnover Rate	29%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.